UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gulbir Madan
           --------------------------------------------------------
Address:   c/o Neptune Capital Management, L.L.C.
           --------------------------------------------------------
           237 Park Avenue, Suite 900
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:  028-05331
                       ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gulbir Madan
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-838-0870
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Gulbir Madan           New York, New York               11/14/00
       ------------------------   ------------------------------  ----------









Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name



         ----------             --------------------------



































                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        47
                                               -------------
0
Form 13F Information Table Value Total:        $396,916,888
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE




                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN
5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ------------
----- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/
PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN
CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- ---
---- ---------- -------- -------- -------- -------
AETHER SYS INC                    COM            00808V105   12,702    120,400
SH                                   120,400
--------------------------------------------------------------------------------
---------------------------------------------------
ALPHA INDS INC                    COM            020753109    4,040    118,600
SH                                   118,600
--------------------------------------------------------------------------------
---------------------------------------------------
AMERICA ONLINE INC DEL            COM            02364J104    8,063    150,000
SH                                   150,000
--------------------------------------------------------------------------------
---------------------------------------------------
BOOKHAM TECHNOLOGY PLC            SPONSORED ADR  09856Q108    4,858    113,300
SH                                   113,300
--------------------------------------------------------------------------------
---------------------------------------------------
BROADCOM CORP                     CL A           111320107   11,578     47,500
SH                                    47,500
--------------------------------------------------------------------------------
---------------------------------------------------
BROCADE COMMUNICATIONS SYS INC    COM            111621108   14,231     60,300
SH                                    60,300
--------------------------------------------------------------------------------
--------------------------------------------------
CIENA CORP                        COM            171779101   23,948    195,000
SH                                   195,000
--------------------------------------------------------------------------------
---------------------------------------------------
CISCO SYS INC                     COM            17275R102   11,050    200,000
SH                                   200,000
--------------------------------------------------------------------------------
---------------------------------------------------
COMPAQ COMPUTER CORP              COM            204493100   13,790    500,000
SH                                   500,000
--------------------------------------------------------------------------------
---------------------------------------------------
COVAD COMMUNICATIONS GROUP INC    COM            222814204    1,922    143,700
SH                                   143,700
--------------------------------------------------------------------------------
---------------------------------------------------
DIVERSINET CORP                   COM NEW        25536K204      361     61,500
SH                                    61,500
--------------------------------------------------------------------------------
---------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW       CL A           278762109    6,124    116,100
SH                                   116,100
--------------------------------------------------------------------------------
---------------------------------------------------
EQUINIX INC                       COM            29444U106    2,219    250,000
SH                                   250,000
--------------------------------------------------------------------------------
---------------------------------------------------
ERICSSON L M TEL CO               ADR CL B SEK10 294821400    6,778    457,600
SH                                   457,600
--------------------------------------------------------------------------------
---------------------------------------------------
GILAT SATELLITE NETWORKS LTD      ORD            M51474100    2,237     29,100
SH                                    29,100
--------------------------------------------------------------------------------
---------------------------------------------------
GLOBESPAN INC                     COM NEW        379571102    8,418     69,000
SH                                    69,000
--------------------------------------------------------------------------------
---------------------------------------------------
HANDSPRING INC                    COM            410293104    3,432     49,700
SH                                    49,700
--------------------------------------------------------------------------------
---------------------------------------------------
INFOSPACE INC                     COM            45678T102    2,880     95,200
SH                                    95,200
--------------------------------------------------------------------------------
---------------------------------------------------
INKTOMI CORP                      COM            457277101   22,800    200,000
SH                                   200,000
--------------------------------------------------------------------------------
---------------------------------------------------
INTEL CORP                        COM            458140100   16,193    389,600
SH                                   389,600
--------------------------------------------------------------------------------
---------------------------------------------------
JUNIPER NETWORKS INC              COM            48203R104   20,799     95,000
SH                                    95,000
--------------------------------------------------------------------------------
---------------------------------------------------
KOMAG INC                         COM            500453105      761    190,250
SH                                   190,250
--------------------------------------------------------------------------------
---------------------------------------------------
MICROSOFT CORP                    COM            594918104   15,078    250,000
SH                                   250,000
--------------------------------------------------------------------------------
---------------------------------------------------
MICRON TECHNOLOGY INC             COM            595112103    1,877     40,800
SH                                    40,800
--------------------------------------------------------------------------------
---------------------------------------------------
MOTOROLA INC                      COM            620076109    7,063    250,000
SH                                   250,000
--------------------------------------------------------------------------------
---------------------------------------------------
NEWPORT CORP                      COM            651824104    4,778     30,000
SH                                    30,000
--------------------------------------------------------------------------------
---------------------------------------------------
NEXT LEVEL COMM INC               COM            65333U104    1,470     22,227
SH                                    22,227
--------------------------------------------------------------------------------
---------------------------------------------------
NOKIA CORP                        SPONSORED ADR  654902204    8,958    225,000
SH                                   225,000
--------------------------------------------------------------------------------
---------------------------------------------------
NORTEL NETWORKS CORP NEW          COM            656568102    2,627     44,100
SH                                    44,100
--------------------------------------------------------------------------------
---------------------------------------------------
ONI SYSTEMS CORP                  COM            68273F103    6,473     75,000
SH                                    75,000
--------------------------------------------------------------------------------
---------------------------------------------------
PMC-SIERRA INC                    COM            69344F106   10,763     50,000
SH                                    50,000
--------------------------------------------------------------------------------
---------------------------------------------------
PACIFIC AEROSPACE & ELECTRONIC    COM            693758104      240    233,200
SH                                   233,200
--------------------------------------------------------------------------------
---------------------------------------------------
PALM INC                          COM            696642107   23,372    441,500
SH                                   441,500
--------------------------------------------------------------------------------
---------------------------------------------------
PHONE COM INC                     COM            71920Q100   16,328    143,700
SH                                   143,700
--------------------------------------------------------------------------------
---------------------------------------------------
QLOGIC CORP                       COM            747277101    4,761     54,100
SH                                    54,100
--------------------------------------------------------------------------------
---------------------------------------------------
QUALCOMM INC                      COM            747525103   15,896    223,100
SH                                   223,100
--------------------------------------------------------------------------------
---------------------------------------------------
SDL INC                           COM            784076101   15,466     50,000
SH                                    50,000
--------------------------------------------------------------------------------
---------------------------------------------------
SPX CORP                          COM            784635104    7,097     50,000
SH                                    50,000
--------------------------------------------------------------------------------
---------------------------------------------------
SAGE INC                          COM            786632109      797     90,400
SH                                    90,400
--------------------------------------------------------------------------------
---------------------------------------------------
SAWTEK INC                        COM            805468105    7,703    200,000
SH                                   200,000
--------------------------------------------------------------------------------
---------------------------------------------------
SUN MICROSYSTEMS INC              COM            866810104   23,350    200,000
SH                                   200,000
--------------------------------------------------------------------------------
---------------------------------------------------
SYCAMORE NETWORKS INC             COM            871206108    4,126     38,200
SH                                    38,200
--------------------------------------------------------------------------------
---------------------------------------------------
SANDISK CORP                      COM            80004C101    3,696     60,400
SH                                    60,400
--------------------------------------------------------------------------------
---------------------------------------------------
TAIWAN SEMICONDUCTOR MFG LTD      SPONSORED ADR  874039100    2,908    142,700
SH                                   142,700
--------------------------------------------------------------------------------
---------------------------------------------------
UNISYS CORPORATION                COM            909214108    4,500    400,000
SH                                   400,000
--------------------------------------------------------------------------------
---------------------------------------------------
VENTRO CORP                       COM            922815105    1,843    167,500
SH                                   167,500
--------------------------------------------------------------------------------
---------------------------------------------------
VITRIA TECHNOLOGY                 COM            92849Q104     6,994   150,000
SH                                   150,000
--------------------------------------------------------------------------------
---------------------------------------------------


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